Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320		₩ 22,320
Reserve for business expansion	10,531,138		10,171,138
Reserve for technology development	3,321,300		3,071,300
Appropriated retained earnings	13,874,758		13,264,758
Unappropriated retained earnings	8,269,783		4,571,188
Retained earnings	₩ 22,144,541	₩ 19,796,021	₩ 17,835,946